Voyage revenues (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade accounts receivable	$ 91,331		$ 68,624
Other Assets, Current	46,309		22,830
Unearned revenue	21,672		16,738
Demurrage income	9,666	$ 6,608
Voyage Charter Agreements [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Trade accounts receivable	30,401		24,223
Unearned revenue	12,462		5,556
Revenue Contracts [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Decrease in capitalized contract fulfilment costs	736
Other Assets, Current	3,539		$ 4,275
Scrubber Revenue [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Operating Lease, Lease Income	27,282	29,971
Vessels Operating in CCL Pool [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Operating Lease, Lease Income	$ (61)	$ 2,349